Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment.
Schedule of property, plant and equipment

	Buildings and	Machinery and		Assets under
EURm	constructions	equipment	Other	construction	Total
Acquisition cost as of January 1, 2017	999	2 693	114	89	3 895
Translation differences	(52)	(105)	(9)	(5)	(171)
Additions	115	370	3	89	577
Acquisitions through business combinations	1	1	–	–	2
Reclassifications	42	43	–	(85)	–
Disposals and retirements	(40)	(353)	(2)	(2)	(397)
Acquisition cost as of December 31, 2017	1 065	2 649	106	86	3 906
Accumulated depreciation as of January 1, 2017	(216)	(1 685)	(13)	–	(1 914)
Translation differences	20	67	1	–	88
Impairment charges	–	(25)	–	–	(25)
Disposals and retirements	22	315	2	–	339
Depreciation	(97)	(440)	(4)	–	(541)
Accumulated depreciation as of December 31, 2017	(271)	(1 768)	(14)	–	(2 053)
Net book value as of January 1, 2017	783	1 008	101	89	1 981
Net book value at December 31, 2017	794	881	92	86	1 853
Acquisition cost as of January 1, 2018	1 065	2 649	106	86	3 906
Translation differences	8	6	2	–	16
Additions	65	366	–	88	519
Reclassifications	31	49	–	(80)	–
Disposals and retirements	(25)	(237)	(3)	(3)	(268)
Acquisition cost as of December 31, 2018	1 144	2 833	105	91	4 173
Accumulated depreciation as of January 1, 2018	(271)	(1 768)	(14)	–	(2 053)
Translation differences	(5)	(5)	–	–	(10)
Impairment charges	(33)	(7)	–	–	(40)
Disposals and retirements	15	194	2	–	211
Depreciation	(92)	(397)	(2)	–	(491)
Accumulated depreciation as of December 31, 2018	(386)	(1 983)	(14)	–	(2 383)
Net book value as of January 1, 2018	794	881	92	86	1 853
Net book value as of December 31, 2018	758	850	91	91	1 790